PROPERTY AND EQUIPMENT, Depreciation Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Depreciation Charge [Abstract]
Depreciation charge	$ 23,100	$ 20,078	$ 10,132
Continuing Operations [Member]
Depreciation Charge [Abstract]
Depreciation charge	23,100	19,173	9,910
Discontinued Operations [Member]
Depreciation Charge [Abstract]
Depreciation charge	$ 0	$ 905	$ 222